Segment and Geographical Information (Operating Results of Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Revenue	$ 83,006	$ 56,378
Depreciation and amortization	431	368
Loss (Profit) from continuing operations	2,509	3,771
Total assets	33,072	24,995
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization		1
Loss (Profit) from continuing operations	1,325	705
Total assets	584	384
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	82,610	56,036
Depreciation and amortization	381	326
Loss (Profit) from continuing operations	(561)	1,472
Total assets	32,229	24,070
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	396	342
Depreciation and amortization	50	41
Loss (Profit) from continuing operations	1,745	1,594
Total assets	$ 259	$ 541